General & Administrative Expenses, Outstanding restricted common stock and share options (Details)		12 Months Ended
		Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Restricted common stock [Abstract]
Outstanding beginning of period (in shares)		545,500	1,086,331	1,376,820
Granted (in shares)		770,000	567,000	900,000
Exercised (in shares)	[1]	755,500	1,085,331	1,132,988
Forfeited (in shares)		0	22,500	57,501
Outstanding end of period (in shares)		560,000	545,500	1,086,331
Share options
Outstanding beginning of period (in shares)		0	310,000	310,000
Forfeited (in shares)			310,000
Outstanding end of period (in shares)		0	0	310,000
Weighted average exercise price
Outstanding beginning of period (in dollars per share) | $ / shares	[2]	$ 0	$ 9.64	$ 9.64
Forfeited (in dollars per share) | $ / shares	[2]		9.64
Outstanding end of period (in dollars per share) | $ / shares	[2]	$ 0	$ 0	$ 9.64

[1]	Does not include shares in lieu of dividends
[2]	To be adjusted for dividends declared and paid subsequent to the respective grant dates.